EQUITY AND STOCK-BASED COMPENSATION - Compensation Expense Related to Share-based Programs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit	$ (3.6)
Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	25.8	$ 20.0	$ 17.4
Income tax benefit	(9.5)	(7.3)	(6.4)
Stock-based compensation expense, net of income tax benefit	16.3	12.7	11.0
Selling, general and administrative expenses | Spinoff
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	2.8	0.0	0.0
Selling, general and administrative expenses | SPX FLOW
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	9.6	5.2	6.3
Selling, general and administrative expenses | SPX
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 13.4	$ 14.8	$ 11.1